OTHER INVESTMENTS (Details 1) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other investment	$ 1,194,675	$ 1,150,898	$ 749,027
Total investments		1,150,898	747,152
Malaysia [Member]
Other investment	689,531	659,970	590,788
Singapore [Member]
Other investment	94,757	101,426	97,780
Hong Kong [Member]
Other investment	$ 410,387	389,502	58,584
Malaysia 1 [Member]
Other investment		$ 0	$ 1,875